Other operating income - Government grants (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Other operating income
Government receivable	£ 1,241	£ 5,415	£ 8,943	£ 1,989